Earnings Per Share - Additional Information (Detail) - shares		3 Months Ended		9 Months Ended
	Jan. 03, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Issuance of common stock (in shares)	98,802,597
Weighted average shares outstanding, Basic		98,981,557	99,000,000	98,916,894	99,000,000
Weighted average shares outstanding, diluted		99,730,483	99,000,000	99,530,534	99,000,000
Stock Compensation Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS		0		224,783